Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 89.14%
Brazil: 3.58%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	30,100	$79,527
Banco BTG Pactual SA (Financials, Capital markets)	13,600	98,876
		178,403
Chile: 0.92%
Cencosud SA (Consumer staples, Consumer staples distribution & retail)	26,268	45,713
China: 14.81%
Baoshan Iron & Steel Co. Ltd. Class A (Materials, Metals & mining)	47,800	40,997
China Resources Land Ltd. (Real estate, Real estate management & development)	24,000	72,865
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	69,410	73,318
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services)144A	699,999	77,869
Fuyao Glass Industry Group Co. Ltd. Class H (Consumer discretionary, Automobile components)144A	12,150	54,929
Great Wall Motor Co. Ltd. Class H (Consumer discretionary, Automobiles)	47,000	46,277
Hengli Petrochemical Co. Ltd. Class A (Materials, Chemicals)†	17,700	28,941
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	17,600	66,471
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	21,100	171,239
Weichai Power Co. Ltd. Class H (Industrials, Machinery)	29,000	51,198
Zhejiang NHU Co. Ltd. Class A (Health care, Pharmaceuticals)	24,300	54,326
		738,430
Greece: 2.77%
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	2,822	39,183
Jumbo SA (Consumer discretionary, Specialty retail)	1,720	48,329
National Bank of Greece SA (Financials, Banks)†	6,652	50,576
		138,088
Hungary: 0.97%
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	1,789	48,293
India: 22.68%
Dr. Reddy’s Laboratories Ltd. ADR (Health care, Pharmaceuticals)	2,736	196,855
HDFC Bank Ltd. ADR (Financials, Banks)	3,351	185,947
ICICI Bank Ltd. ADR (Financials, Banks)	8,599	209,816
Mahindra & Mahindra Ltd. GDR (Consumer discretionary, Automobiles)	13,866	277,320
Reliance Industries Ltd. GDR (Energy, Oil, gas & consumable fuels)144A	3,765	260,375
		1,130,313
Indonesia: 2.69%
Bank Negara Indonesia Persero Tbk. PT (Financials, Banks)	368,900	134,212
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series EM | 1

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Malaysia: 1.95%
CIMB Group Holdings Bhd. (Financials, Banks)	38,200	$50,315
Malaysia Airports Holdings Bhd. (Industrials, Transportation infrastructure)	28,900	46,994
		97,309
Philippines: 1.09%
Bank of the Philippine Islands (Financials, Banks)	27,668	54,217
Poland: 2.03%
Bank Polska Kasa Opieki SA (Financials, Banks)	1,322	50,852
LPP SA (Consumer discretionary, Textiles, apparel & luxury goods)	13	50,550
		101,402
Saudi Arabia: 4.99%
Al Rajhi Bank (Financials, Banks)	2,355	52,570
Arabian Drilling Co. (Energy, Energy equipment & services)	1,199	53,650
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	2,569	35,691
Saudi Awwal Bank (Financials, Banks)	6,766	64,638
United International Transportation Co. (Industrials, Ground transportation)	1,911	42,236
		248,785
Singapore: 5.01%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	8,500	63,727
Capitaland India Trust (Real estate, Real estate management & development)	114,100	89,307
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	77,300	96,503
		249,537
South Korea: 11.93%
Doosan Bobcat, Inc. (Industrials, Machinery)	2,672	101,761
Fila Holdings Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	1,809	55,109
Kia Corp. (Consumer discretionary, Automobiles)†	1,741	133,728
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	5,597	304,123
		594,721
Taiwan: 10.15%
Cathay Financial Holding Co. Ltd. (Financials, Insurance)	42,000	59,062
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components)	12,000	76,695
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components)	10,340	68,572
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	1,000	79,285
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	2,000	61,715
momo.com, Inc. (Consumer discretionary, Broadline retail)	1,760	24,431
Realtek Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment)	5,500	82,310
Vanguard International Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment)	23,000	53,966
		506,036
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series EM

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Turkey: 1.74%
BIM Birlesik Magazalar AS (Consumer staples, Consumer staples distribution & retail)	6,923	$86,814
United Arab Emirates: 1.83%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)	18,286	44,807
Aldar Properties PJSC (Real estate, Real estate management & development)	33,385	46,356
		91,163
Total common stocks (Cost $4,090,061)		4,443,436

	Dividend rate
Preferred stocks: 7.35%
South Korea: 7.35%
LG Chem Ltd. (Materials, Chemicals)	2.66	276	55,956
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.27	7,093	310,360
Total preferred stocks (Cost $388,166)			366,316

		Yield
Short-term investments: 3.93%
Investment companies: 3.93%
Allspring Government Money Market Fund Select Class♠∞		5.27%	195,875	195,874
Total short-term investments (Cost $195,874)				195,874
Total investments in securities (Cost $4,674,101)	100.42%			5,005,626
Other assets and liabilities, net	(0.42)			(20,709)
Total net assets	100.00%			$4,984,917

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$80,580	$645,984	$(530,690)	$0	$0	$195,874	195,874	$1,275
See accompanying notes to portfolio of investments
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Notes to portfolio of investments—January 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Managed Account CoreBuilder Shares - Series EM

Notes to portfolio of investments—January 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$178,403	$0	$0	$178,403
Chile	45,713	0	0	45,713
China	0	738,430	0	738,430
Greece	48,329	89,759	0	138,088
Hungary	48,293	0	0	48,293
India	869,938	260,375	0	1,130,313
Indonesia	0	134,212	0	134,212
Malaysia	0	97,309	0	97,309
Philippines	0	54,217	0	54,217
Poland	50,550	50,852	0	101,402
Saudi Arabia	89,341	159,443	0	248,784
Singapore	89,307	160,231	0	249,538
South Korea	0	594,721	0	594,721
Taiwan	0	506,036	0	506,036
Turkey	0	86,814	0	86,814
United Arab Emirates	91,163	0	0	91,163
Preferred stocks
South Korea	0	366,316	0	366,316
Short-term investments
Investment companies	195,874	0	0	195,874
Total assets	$1,706,911	$3,298,715	$0	$5,005,626
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
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